Taxation - Distribution of pre-tax income by jurisdiction and components of income tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of pre-tax income by jurisdiction:
U.S.	$ 188,941	$ 52,285	$ (99,309)
Non U.S.	1,025,211	712,126	(244,867)
Income (loss) before income taxes	1,214,152	764,411	(344,176)
Current expense:
U.S.	48,776	13,106	9,138
Non U.S.	42,711	44,474	87,220
Total current expense	91,487	57,580	96,358
Deferred expense (benefit):
U.S.	703	(56,646)	(5,550)
Non U.S.	(14,685)	33,094	(31,101)
Total deferred expense (benefit)	(13,982)	(23,552)	(36,651)
Total Tax Expense	$ 77,505	$ 34,028	$ 59,707